STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

July 5, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

Re:
Post Effective Amendment No. 66 to the Registration Statement on Form N-1A for the ISM Non Traditional Fund, ISM High Income Fund, ISM Strategic Equity Fund, ISM Strategic Fixed Income Fund, ISM Global Alpha Tactical Fund, ISM Tax Free Fund, ISM Dividend Income Fund, ISM Tactical Stock Fund and ISM Premier Asset Management Fund, ISM Dynamic Equity  Fund (f/k/a FMX Growth Allocation Fund) and the ISM Dynamic Fixed Income Fund (f/k/a FMX Total Return Fund) (collectively, the “FMX Funds”), each a series of the Starboard Investment Trust (File Nos. 333-159484 and 811-22298).

Ladies and Gentlemen,

Enclosed herewith for filing on behalf of the Starboard Investment Trust, please find Post-Effective Amendment No. 66 to the Trust’s Registration Statement under the Securities Act of 1933 and Post-Effective Amendment No. 70 to the Registration Statement under the Investment Company Act of 1940.

This amendment is being filed for the purpose of adding eight new series of the Trust and changing the name to two existing Funds, to the Registration Statement.  This amendment contains the Fund’s prospectus and statement of additional information, Part C, and the signature page.

Any questions regarding this amendment may be directed to the undersigned at 252-972-9922, extension 249.

 Yours truly,
Starboard Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary